Loans and other financial assets at amortized cost - Details of other financial assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure of other financial assets [Line Items]
Other financial assets		₩ 12,620,396	₩ 8,847,497
Allowance for credit losses
Disclosure of other financial assets [Line Items]
Other financial assets		(156,280)	(139,180)
Cash Management Account asset (CMA asset) | Gross carrying amount
Disclosure of other financial assets [Line Items]
Other financial assets		91,000	157,000
Receivables | Gross carrying amount
Disclosure of other financial assets [Line Items]
Other financial assets		9,061,936	5,438,469
Accrued Income | Gross carrying amount
Disclosure of other financial assets [Line Items]
Other financial assets		1,972,330	1,667,397
Telex and telephone subscription rights and refundable deposits | Gross carrying amount
Disclosure of other financial assets [Line Items]
Other financial assets		793,510	801,536
Domestic exchange settlement debit | Gross carrying amount
Disclosure of other financial assets [Line Items]
Other financial assets		446,570	577,919
Other assets | Gross carrying amount
Disclosure of other financial assets [Line Items]
Other financial assets	[1]	₩ 411,330	₩ 344,356

[1]	The amount included in other assets related employee incidents in prior fiscal year was 63,354 million Won, which was completely lost.